Risks and Concentration - Customers And Vendors Concentration (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2025 item customer	Sep. 30, 2024 customer item	Mar. 31, 2025 item customer
Customer concentration risk | Total revenues | Non-related party
Risks and Concentration
Number of customers	3	3
Customer concentration risk | Total revenues | Non-related party | Customer one
Risks and Concentration
Concentration risk percentage (in %)	26.80%	22.40%
Customer concentration risk | Total revenues | Non-related party | Customer two
Risks and Concentration
Concentration risk percentage (in %)	19.50%	19.70%
Customer concentration risk | Total revenues | Non-related party | Customer three
Risks and Concentration
Concentration risk percentage (in %)	12.90%	16.80%
Customer concentration risk | Total revenues | Related party
Risks and Concentration
Number of customers	1	1
Customer concentration risk | Total revenues | Related party | Customer one
Risks and Concentration
Concentration risk percentage (in %)	28.60%	27.40%
Customer concentration risk | Total accounts receivable
Risks and Concentration
Number of customers	3		4
Customer concentration risk | Total accounts receivable | Customer one
Risks and Concentration
Concentration risk percentage (in %)	27.50%		31.00%
Customer concentration risk | Total accounts receivable | Customer two
Risks and Concentration
Concentration risk percentage (in %)	18.20%		26.30%
Customer concentration risk | Total accounts receivable | Customer three
Risks and Concentration
Concentration risk percentage (in %)	13.10%		22.80%
Customer concentration risk | Total accounts receivable | Customer four
Risks and Concentration
Concentration risk percentage (in %)			15.10%
Customer concentration risk | Total accounts receivable | Related party
Risks and Concentration
Number of customers	1
Customer concentration risk | Total accounts receivable | Related party | Customer one
Risks and Concentration
Concentration risk percentage (in %)	26.10%
Vendor concentration risk | Total purchases
Risks and Concentration
Number of vendors | item	3	4
Vendor concentration risk | Total purchases | Vendor one
Risks and Concentration
Concentration risk percentage (in %)	31.40%	21.80%
Vendor concentration risk | Total purchases | Vendor two
Risks and Concentration
Concentration risk percentage (in %)	27.10%	21.80%
Vendor concentration risk | Total purchases | Vendor three
Risks and Concentration
Concentration risk percentage (in %)	13.80%	14.10%
Vendor concentration risk | Total purchases | Vendor four
Risks and Concentration
Concentration risk percentage (in %)		11.30%
Vendor concentration risk | Total advances to vendors
Risks and Concentration
Number of vendors | item	3		2
Vendor concentration risk | Total advances to vendors | Vendor one
Risks and Concentration
Concentration risk percentage (in %)	38.00%		44.90%
Vendor concentration risk | Total advances to vendors | Vendor two
Risks and Concentration
Concentration risk percentage (in %)	36.70%		39.60%
Vendor concentration risk | Total advances to vendors | Vendor three
Risks and Concentration
Concentration risk percentage (in %)	25.00%